5. Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of debt maturities
2019	$223,750
2020	515,155
2021	324,044
$1,062,949

2018	$165,562
2019	144,524
2020	136,507
$446,593